Derivative instruments - Gains (Losses) Related to Hedging Derivative Portfolio Recognized in the Income Statement (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in the consolidated income statement due to fair value and cash flow hedging relationships	$ 13	$ (1)	$ 7
Interest rate contracts | Interest expense
Derivative Instruments, Gain (Loss) [Line Items]
Gain or (loss) on cash flow hedges	0	0	7
Interest rate contracts | Long-term debt | Interest expense
Derivative Instruments, Gain (Loss) [Line Items]
Gain or (loss) recognized on derivatives	(646)	587	486
Gain or (loss) recognized on hedged item	645	(586)	(483)
Interest rate contracts | Securities available-for-sale | Interest revenue
Derivative Instruments, Gain (Loss) [Line Items]
Gain or (loss) recognized on derivatives	786	(627)	(795)
Gain or (loss) recognized on hedged item	(785)	624	788
FX contracts | Staff expense
Derivative Instruments, Gain (Loss) [Line Items]
Gain or (loss) on cash flow hedges	12	(1)	3
FX contracts | Securities available-for-sale
Derivative Instruments, Gain (Loss) [Line Items]
Gain from components excluded from assessment of fair value hedge effectiveness, net	1	1	2
FX contracts | Securities available-for-sale | Foreign exchange revenue
Derivative Instruments, Gain (Loss) [Line Items]
Gain or (loss) recognized on derivatives	11	(9)	9
Gain or (loss) recognized on hedged item	$ (10)	$ 11	$ (8)